OTHER OPERATING INCOME - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 165,893,041	$ 145,884,250
Other Adjustments and Interest for Sundry Credits
Disclosure Of Other Operating Income [line items]
Other Operating Income	23,900,117	57,881,005
Safety Deposit Boxes Rental
Disclosure Of Other Operating Income [line items]
Other Operating Income	12,959,067	5,018,689
Other Financial Income
Disclosure Of Other Operating Income [line items]
Other Operating Income	4,041,290	6,506,938
Other Income from Services
Disclosure Of Other Operating Income [line items]
Other Operating Income	75,693,578	45,370,115
Unaffected Allowances
Disclosure Of Other Operating Income [line items]
Other Operating Income	46,659	319,003
Other Sundry
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 49,252,330	$ 30,788,500